Earnings Per Share - Schedule of Computation of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Earnings Per Share [Abstract]
Basic earnings (loss) per share (in USD per share)	$ 0.02	$ 0.16	$ (0.12)	$ 0.21
Diluted earnings (loss) per share (in USD per share)	$ 0.02	$ 0.16	$ (0.12)	$ 0.21
Net income (loss)	$ 1.1	$ 6.9	$ (5.3)	$ 9.4
Issued common shares at the end of the period (in shares)	46,550,000	43,900,000	46,550,000	43,900,000	43,900,000
Weighted average number of shares outstanding for the period, basic (in shares)	46,550,000	43,900,000	45,393,370	43,900,000
Dilutive impact of share options (in shares)	0	17,309	0	8,654
Weighted average number of shares outstanding for the period, diluted (in shares)	46,550,000	43,917,309	45,393,370	43,908,654